Employee benefits (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Service cost	$ 16	$ 45	$ 10
Interest expense	322	325	196
Interest income	(429)	(412)	(253)
Interest expense on effect of (asset ceiling)/ onerous liability	103	84	58
Others	3
Total of cost, net	15	42	11
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Service cost	15	40	68
Interest expense	103	39	122
Interest income	(85)	(17)	(102)
Interest expense on effect of (asset ceiling)/ onerous liability	1
Others	10
Total of cost, net	44	62	88
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Service cost	8	13	1
Interest expense	68	60	33
Interest income
Interest expense on effect of (asset ceiling)/ onerous liability
Others	(2)
Total of cost, net	$ 74	$ 73	$ 34